N-4	May 01, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	EAIC VARIABLE CONTRACT ACCOUNT A
Entity Central Index Key	0001378536
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
C000043523 [Member]
Prospectus:
Ongoing Fees and Expenses [Table Text Block]
(a) In the “
Ongoing Fees and Expenses (annual charges)
” section of the “FEES AND EXPENSES” table, we are replacing the Annual Fee chart with the following:

Annual Fee	Minimum	Maximum
Base Contract 1	0.95%	3.05%
Investment Options (Portfolio Fees and Expenses)	0.94%	1.14%
Optional Benefits For An Additional Charge 2	0.50%	0.60%

1	The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
2	The Optional Benefit is the Optional Spousal Benefit.
(b) In the “
Ongoing Fees and Expenses (annual charges)
” section of the “FEES AND EXPENSES” table, we are replacing the Lowest Annual Cost and Highest Annual Cost chart with the following:

Lowest Annual Cost $1,699	Highest Annual Cost $3,898
Assumes:

•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of Base Contract fee and portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional purchase payments, transfers or withdrawals

Assumes:

•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of Base Contract fee, optional benefits and portfolio fees and expenses
•   No sales charges
•   No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.95%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	3.05%	[1]
Base Contract (N-4) Footnotes [Text Block]	The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.94%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.14%
Optional Benefits Minimum [Percent]	0.50%	[2]
Optional Benefits Maximum [Percent]	0.60%	[2]
Optional Benefits Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Lowest and Highest Annual Cost [Table Text Block]
(b) In the “
Ongoing Fees and Expenses (annual charges)
” section of the “FEES AND EXPENSES” table, we are replacing the Lowest Annual Cost and Highest Annual Cost chart with the following:

Lowest Annual Cost $1,699	Highest Annual Cost $3,898
Assumes:

•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of Base Contract fee and portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional purchase payments, transfers or withdrawals

Assumes:

•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of Base Contract fee, optional benefits and portfolio fees and expenses
•   No sales charges
•   No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,699
Highest Annual Cost [Dollars]	$ 3,898
Item 4. Fee Table [Text Block]
2.
Under “FEE TABLE”
(a)  We are replacing the table entitled “Annual Portfolio Company Expenses” with the following:

ANNUAL PORTFOLIO COMPANY EXPENSES

	Minimum	Maximum
Annual Portfolio Company Expenses	0.94%	1.14%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service
(12b-1)
fees, and other expenses)
(b)  We are replacing the table entitled “Example” with the following:

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual portfolio company expenses.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$5,060	$15,170	$25,269	$50,465
If you annuitize at the end of the applicable time period:	$5,060	$15,170	$25,269	$50,465
If you do not surrender your Contract:	$5,060	$15,170	$25,269	$50,465

Annual Portfolio Company Expenses [Table Text Block]
(a)  We are replacing the table entitled “Annual Portfolio Company Expenses” with the following:

ANNUAL PORTFOLIO COMPANY EXPENSES

	Minimum	Maximum
Annual Portfolio Company Expenses	0.94%	1.14%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service
(12b-1)
fees, and other expenses)

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.94%
Portfolio Company Expenses Maximum [Percent]	1.14%
Surrender Example [Table Text Block]
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$5,060	$15,170	$25,269	$50,465
If you annuitize at the end of the applicable time period:	$5,060	$15,170	$25,269	$50,465
If you do not surrender your Contract:	$5,060	$15,170	$25,269	$50,465

Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,060
Surrender Expense, 3 Years, Maximum [Dollars]	15,170
Surrender Expense, 5 Years, Maximum [Dollars]	25,269
Surrender Expense, 10 Years, Maximum [Dollars]	$ 50,465
Annuitize Example [Table Text Block]
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$5,060	$15,170	$25,269	$50,465
If you annuitize at the end of the applicable time period:	$5,060	$15,170	$25,269	$50,465
If you do not surrender your Contract:	$5,060	$15,170	$25,269	$50,465

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,060
Annuitized Expense, 3 Years, Maximum [Dollars]	15,170
Annuitized Expense, 5 Years, Maximum [Dollars]	25,269
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 50,465
No Surrender Example [Table Text Block]
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$5,060	$15,170	$25,269	$50,465
If you annuitize at the end of the applicable time period:	$5,060	$15,170	$25,269	$50,465
If you do not surrender your Contract:	$5,060	$15,170	$25,269	$50,465

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,060
No Surrender Expense, 3 Years, Maximum [Dollars]	15,170
No Surrender Expense, 5 Years, Maximum [Dollars]	25,269
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 50,465
Item 17. Portfolio Companies (N-4) [Text Block]
4.
Under “APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT”
We are replacing the chart in Appendix A with the following:

PORTFOLIO TYPE/ INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEARS	10 YEARS
Asset Allocation Seeks long-term capital appreciation.	AST Academic Strategies Asset Allocation Portfolio* (The Sub-Account investing in this portfolio is closed to new investors) Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Morgan Stanley Investment Management Inc.; PGIM Fixed Income**; PGIM Real Estate***; PGIM Quantitative Solutions LLC; Systematica Investments Limited, acting as general partner of Systematica Investments LP****; and Putman Investment Management, LLC	1.12%	10.21%	5.34%	3.67%
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Balanced Asset Allocation Portfolio* Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income**; PGIM Quantitative Solutions LLC; and Putnam Investment Management, LLC	0.85%	15.77%	7.86%	6.14%
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Capital Growth Asset Allocation Portfolio* Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison	0.85%	18.09%	9.74%	7.30%

PORTFOLIO TYPE/ INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEARS	10 YEARS
	Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income**; PGIM Quantitative Solutions LLC; and Putnam Investment Management, LLC
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Preservation Asset Allocation Portfolio* Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income**; PGIM Quantitative Solutions LLC and Putnam Investment Management, LLC	0.87%	11.78%	4.63%	4.14%

*
This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.

**	PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Portfolio.
***	PGIM Real Estate is a business unit of PGIM, Inc.
****
Each of Systematica Investments GP Limited, acting through its Geneva branch as general partner of Systematica Investments Guernsey LP, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (collectively, the Systematica Permitted Delegates) serve as a sub- subadviser to the Portfolio pursuant to a sub-subadvisory
agreement with Systematica Investments Limited, acting as general partner of Systematica Investments LP.

Portfolio Companies [Table Text Block]

PORTFOLIO TYPE/ INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEARS	10 YEARS
Asset Allocation Seeks long-term capital appreciation.	AST Academic Strategies Asset Allocation Portfolio* (The Sub-Account investing in this portfolio is closed to new investors) Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Morgan Stanley Investment Management Inc.; PGIM Fixed Income**; PGIM Real Estate***; PGIM Quantitative Solutions LLC; Systematica Investments Limited, acting as general partner of Systematica Investments LP****; and Putman Investment Management, LLC	1.12%	10.21%	5.34%	3.67%
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Balanced Asset Allocation Portfolio* Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income**; PGIM Quantitative Solutions LLC; and Putnam Investment Management, LLC	0.85%	15.77%	7.86%	6.14%
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Capital Growth Asset Allocation Portfolio* Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison	0.85%	18.09%	9.74%	7.30%

PORTFOLIO TYPE/ INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEARS	10 YEARS
	Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income**; PGIM Quantitative Solutions LLC; and Putnam Investment Management, LLC
Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	AST Preservation Asset Allocation Portfolio* Advisers: AST Investment Services, Inc.; PGIM Investments LLC Sub-Advisers: Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income**; PGIM Quantitative Solutions LLC and Putnam Investment Management, LLC	0.87%	11.78%	4.63%	4.14%

*
This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.

**	PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Portfolio.
***	PGIM Real Estate is a business unit of PGIM, Inc.
****
Each of Systematica Investments GP Limited, acting through its Geneva branch as general partner of Systematica Investments Guernsey LP, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (collectively, the Systematica Permitted Delegates) serve as a sub- subadviser to the Portfolio pursuant to a sub-subadvisory
agreement with Systematica Investments Limited, acting as general partner of Systematica Investments LP.

Temporary Fee Reductions, Current Expenses [Text Block]
*
This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.

**	PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Portfolio.
***	PGIM Real Estate is a business unit of PGIM, Inc.
****
Each of Systematica Investments GP Limited, acting through its Geneva branch as general partner of Systematica Investments Guernsey LP, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (collectively, the Systematica Permitted Delegates) serve as a sub- subadviser to the Portfolio pursuant to a sub-subadvisory
agreement with Systematica Investments Limited, acting as general partner of Systematica Investments LP.

C000043523 [Member] | AST Academic Strategies Asset Allocation Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	AST Academic Strategies Asset Allocation Portfolio	[3]
Portfolio Company Adviser [Text Block]	AST Investment Services, Inc.; PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Morgan Stanley Investment Management Inc.; PGIM Fixed IncomePGIM Real EstatePGIM Quantitative Solutions LLC; Systematica Investments Limited, acting as general partner of Systematica Investments LPand Putman Investment Management, LLC	[4],[5],[6]
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	10.21%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	3.67%
C000043523 [Member] | AST Balanced Asset Allocation Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.
Portfolio Company Name [Text Block]	AST Balanced Asset Allocation Portfolio	[3]
Portfolio Company Adviser [Text Block]	AST Investment Services, Inc.; PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed IncomePGIM Quantitative Solutions LLC; and Putnam Investment Management, LLC	[5]
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.77%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	6.14%
C000043523 [Member] | AST Capital Growth Asset Allocation Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.
Portfolio Company Name [Text Block]	AST Capital Growth Asset Allocation Portfolio	[3]
Portfolio Company Adviser [Text Block]	AST Investment Services, Inc.; PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	JennisonAssociates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed IncomePGIM Quantitative Solutions LLC; and Putnam Investment Management, LLC	[5]
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.09%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	7.30%
C000043523 [Member] | AST Preservation Asset Allocation Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.
Portfolio Company Name [Text Block]	AST Preservation Asset Allocation Portfolio	[3]
Portfolio Company Adviser [Text Block]	AST Investment Services, Inc.; PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed IncomePGIM Quantitative Solutions LLC and Putnam Investment Management, LLC	[5]
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	4.63%
Average Annual Total Returns, 10 Years [Percent]	4.14%

[1]	The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
[2]	The Optional Benefit is the Optional Spousal Benefit.
[3]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
[4]	Each of Systematica Investments GP Limited, acting through its Geneva branch as general partner of Systematica Investments Guernsey LP, Systematica Investments Singapore Pte. Ltd, and Systematica Investments UK LLP (collectively, the Systematica Permitted Delegates) serve as a sub- subadviser to the Portfolio pursuant to a sub-subadvisory agreement with Systematica Investments Limited, acting as general partner of Systematica Investments LP.
[5]	PGIM Fixed Income is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Portfolio.
[6]	PGIM Real Estate is a business unit of PGIM, Inc.